Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended																12 Months Ended		12 Months Ended
	Feb. 25, 2014	May 25, 2014 Indicator_Of_Impairment reporting_unit Expiration_Date	May 25, 2014 Expiration_Date	May 26, 2013	May 27, 2012	May 25, 2014 Minimum	May 25, 2014 Maximum	May 25, 2014 Capitalized Software Minimum	May 25, 2014 Capitalized Software Maximum	May 25, 2014 Definite-Lived Intangible Assets Minimum	May 25, 2014 Definite-Lived Intangible Assets Maximum	May 25, 2014 Building Minimum	May 25, 2014 Building Maximum	May 25, 2014 Equipment Minimum	May 25, 2014 Equipment Maximum	May 28, 2008 Bahama Breeze Restaurants Segment, Discontinued Operations Restaurant	May 25, 2014 Central Florida Restaurant	May 25, 2014 California Restaurant	May 25, 2014 Atlanta Restaurant	May 25, 2014 Puerto Rico Restaurant	May 25, 2014 Japan, Middle East, Brazil and Peru Franchised Units Restaurant	May 25, 2014 Red Lobster	May 15, 2014 Red Lobster	May 25, 2014 Selling, General and Administrative Expenses	May 26, 2013 Selling, General and Administrative Expenses	May 27, 2012 Selling, General and Administrative Expenses
Summary of Significant Accounting Policies [Line Items]
Number of restaurants																9	3	3	1	7	45
Sale price of business																							$ 2,110,000,000
Estimated useful life of property, plant and equipment, minimum (years)												7 years	40 years	2 years	10 years
Finite lived intangible assets, useful life minimum (years)								3 years	10 years	1 year	20 years
Future Amortization Expense, Year One		9,900,000	9,900,000
Future Amortization Expense, Year Two		9,900,000	9,900,000
Future Amortization Expense, Year Three		9,900,000	9,900,000
Future Amortization Expense, Year Four		9,900,000	9,900,000
Future Amortization Expense, Year Five		9,900,000	9,900,000
Disposal groups, including discontinued operations, net assets																						1,170,000,000
Goodwill impairment loss																						0
Number of reporting units		8
Number of reporting units with significant goodwill		6
Impairment of trademarks			0
Goodwill or trademark impairment	0
Indicators of impairment		0
Maximum write down of goodwill, other indefinite lived intangible assets and any other assets to cause leverage ratio to exceed permitted maximum			850,000,000
Minimum eligible amount for maintenance of general liability claims		500,000.0	500,000.0
Expiration dates for gift cards		0	0
Gift cards breakage redemption period			10 years
Renewal period of lease arrangements (years)						5 years	20 years
Aggregate cumulative translation losses		4,700,000	4,700,000	1,800,000	1,600,000
Research and development expense																								$ 13,500,000	$ 6,300,000	$ 1,600,000